Property and Equipment, Net (Details)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 29, 2021 USD ($)	Mar. 31, 2019	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 15, 2022 USD ($)	Mar. 28, 2019 USD ($)	Feb. 04, 2019 USD ($)
Property and Equipment, Net (Details) [Line Items]
Depreciation expense			$ 799,000	$ 659,000	$ 2,271,000	$ 2,529,000
Depreciation and amortization expense					15,323,000	$ 4,268,000	$ 8,158,000	$ 3,517,000
Sale price									$ 9,000
Interest expense								2,552,000
Asset retirement obligation							2,974,000
Gardena, California [Member]
Property and Equipment, Net (Details) [Line Items]
Lease term	5 years
Financing obligation	$ 28,880,000
Net and finance obligation amounts	25,381,000
Gain on sale	$ 3,499,000
Atlas Capital Investors V, LP [Member]
Property and Equipment, Net (Details) [Line Items]
Sale price											$ 29,000,000
Lease term		3 years
Option to repurchase										$ 44,029,000
Financing obligation								29,000,000
Interest expense							1,464,000	1,760,000
Construction in Progress [Member]
Property and Equipment, Net (Details) [Line Items]
Machinery and equipment, gross			$ 391,880,000		$ 391,880,000		275,048,000	251,633,000
Property and equipment disposed							72,055,000
Construction in Progress [Member] | Accounts Payable [Member]
Property and Equipment, Net (Details) [Line Items]
Property and equipment disposed							7,864,000
Construction in Progress [Member] | Held at Company Facilities [Member]
Property and Equipment, Net (Details) [Line Items]
Machinery and equipment, gross							43,496,000	42,734,000
Construction in Progress [Member] | Vendor Locations [Member]
Property and Equipment, Net (Details) [Line Items]
Machinery and equipment, gross							231,552,000	208,899,000
Capital Leases [Member]
Property and Equipment, Net (Details) [Line Items]
Capital leases amount							$ 14,180,000	$ 43,882,000
Capital leases							3
Capital Leases [Member] | Gardena, California [Member]
Property and Equipment, Net (Details) [Line Items]
Capital leases							1
Capital Leases [Member] | Equipment Leases [Member]
Property and Equipment, Net (Details) [Line Items]
Capital leases							2
Operating Expense [Member] | Construction in Progress [Member]
Property and Equipment, Net (Details) [Line Items]
Property and equipment disposed							$ 64,191,000